Impairment Testing	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 12 - Impairment Testing

Note 12 - Impairment Testing

  Impairment testing for intangible assets with an indefinite useful life

Goodwill - The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash-generating units, the level of which is lower than the operating segment, as long as the acquired unit is presented in the Company's reportable segments. The examination of impairment of the carrying amount of the goodwill is made accordingly.

Trademarks - For impairment testing purpose, the trademarks with indefinite useful life were allocated to the cash-generating units, which represent the lowest level within the Company.

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2020	2019
$ millions	$ millions

Goodwill
Phosphate Solutions	116	123
Industrial Products	94	91
Innovative Ag. Solutions	73	70
Potash	19	18
Other	18	-
	320	302

Trademarks	33	32

	353	334

Note 12 - Impairment Testing (cont’d)

  Impairment testing for intangible assets with an indefinite useful life (cont’d)

The Company conducted its annual impairment test of goodwill during the fourth quarter and did not identify any impairment. The recoverable amount of the operating segments was determined based on their value in use, which is an internal valuation of the discounted future cash flows generated from the continuing operations of the operating segments.

The future cash flow of each operating segment was based on the segment approved five-year plan, which includes the segment estimations for revenues, operating income and other factors, such as working capital and capital expenditures. The segments' projections were based, among other things, on the assumed sales volume growth rates based on long-term expectations, internal selling prices and raw materials prices based on external data sources, when applicable and relevant.

The key assumptions used to calculate the operating segments' recoverable amounts are the nominal after‑tax discount rate of 8% and the long‑term growth rate of 2%, reflecting the industries and markets the Company is engaged in.

Following are the breakeven discount rates for each segment:

Breakeven nominal after-tax discount rate

Industrial Products	16.4%
Potash	12.7%
Innovative Ag. Solutions	10.4%
Phosphate Solutions	10.6%

  Impairment testing for fixed assets
  In order to actively address global market volatility, the continuing trend of economic and business uncertainty and to mitigate the implications of the COVID-19 spread and its impact on the Company's results, several efficiency initiatives and measures were initiated in 2020, which included, among other things, the discontinuation of the unprofitable production and sale of the phosphate rock activity in Rotem Israel, leading to a write-off of fixed assets in the amount of $70 million.
  In the second quarter of 2020, the business and economic uncertainty, the global market volatility, and the continuous trend of low phosphate prices indicated the potential for an impairment in the value of Rotem Israel's non-financial assets. As a result, the Company conducted an examination of Rotem Israel's recoverable amount. The assumptions used to calculate the recoverable amount included a nominal after-tax discount rate of 9% and a long-term growth rate of approximately 2%, reflecting the industries and markets in which the entity operates.

Based on the evaluation performed, it was found that Rotem Israel's carrying amount is higher than its recoverable amount. As a result, in the second quarter of 2020, the Company recognized an expense of $8 million under "other expenses" in the statements of income.

Note 12 - Impairment Testing (cont’d)

  Impairment testing for fixed assets (cont'd)
  In order to actively address global market volatility, the continuing trend of economic and business uncertainty and, specifically, the significant challenges in the work environment at the Spanish site Sallent, the Company decided to accelerate the sites consolidation plan in ICL Iberia by closing the Sallent site (Vilafruns mine) as of June 30, 2020, which led to a write-off in the amount of $12 million attributed to fixed assets.